Debt (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of debt obligations
	As of December 31,
	2020	2019
Debt obligations
Paycheck Protection Program(1)	$410,941	$—
Total debt(2)	$410,941	$—

(1)      Bears interest at 1.0%, with recurring monthly interest payments commencing six months after execution of the loan, with the balance, unless otherwise forgiven, due on April 21, 2022. We believe the carrying value equals the fair value as of December 31, 2020. As of December 31, 2020, we had $2.9 thousand in accrued interest reported within accrued expenses and other payables on the Balance Sheet.

(2)      Of this amount, $323.5 thousand is reported within our current liabilities.